Supplemental cash flow information (Details) - ZHEJIANG TIANLAN - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Change in accrued other assets	$ (268,414)	$ 271,029
Change in accrued interest expense on Facility	21,563
Change in accrued deferred royalty acquisitions	0	(69,675)
Reclassification of prepaid expenses to share issue costs	0	179,043
Change in accrued dividends	0	102,253
Share issuances for royalty acquisitions and milestone payments	$ 0	$ 2,821,454